CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Noncurrent assets [abstract]
Property, plant and equipment	$ 54,787	$ 62,075
Intangible assets	5,307	6,452
Equity accounted investments	1,659	2,686
Deferred tax assets	6,478	6,259
Pension assets	815	1,449
Derivative financial instruments	660	1,265
Financial investments	2,788	3,346
Prepayments and financial receivables	1,579	1,087
Total non-current assets	74,073	84,618
Current assets [abstract]
Inventories	5,257	3,395
Trade and other receivables	17,741	17,927
Derivative financial instruments	6,856	5,131
Financial investments	25,105	21,246
Cash and cash equivalents	20,582	14,126
Total current assets	75,541	61,826
Assets classified as held for sale	2,352	676
Total assets	151,966	147,120
Equity [abstract]
Shareholders equity	41,206	39,010
Non-controlling interests	21	14
Total equity	41,226	39,024
Noncurrent liabilities [abstract]
Finance debt	24,062	27,404
Lease liabilities	2,318	2,449
Deferred tax liabilities	13,393	14,037
Pension liabilities	4,086	4,403
Provisions and other liabilities	15,814	19,899
Derivative financial instruments	2,035	767
Total non-current liabilities	61,708	68,959
Current liabilities [abstract]
Trade, other payables and provisions	10,985	14,310
Current tax payable	21,636	13,119
Finance debt	5,775	5,273
Lease liabilities	1,138	1,113
Dividends payable	1,262	582
Derivative financial instruments	6,416	4,609
Total current liabilities	47,214	39,005
Liabilities directly associated with the assets classified as held for sale	1,818	132
Total liabilities	110,740	108,096
Total equity and liabilities	$ 151,966	$ 147,120